Employee benefits - Fair value of plan assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure of fair value of plan assets [line items]
Quoted equities	$ 196,611	$ 426,066
Quoted bonds	102,658	109,787
Cash	143,377	37,038
Other	173,907	463,403
Plan assets	616,553	1,036,294
U.K.
Disclosure of fair value of plan assets [line items]
Quoted equities	196,611	426,066
Quoted bonds	102,658	109,787
Cash	143,312	36,974
Other	129,328	413,532
Plan assets	571,909	986,359
France
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	0	661
Plan assets	0	661
Germany
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	11,028	12,234
Plan assets	11,028	12,234
Other
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	65	64
Other	33,551	36,976
Plan assets	$ 33,616	$ 37,040